UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Income Municipal Trust

8/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 160.1%
Airport & Port Revenue – 4.0%
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)	$2,840,000	$2,848,781
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	3,000,845
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.375%, 2025	125,000	130,235
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	365,000	381,297

		$6,361,158

General Obligations - General Purpose – 0.4%
Luzerne County, PA, AGM, 6.75%, 2023	$570,000	$659,342
New York, NY, “H”, 6%, 2017	5,000	5,019

		$664,361

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$175,000	$198,868
Guam Government, “A”, 7%, 2039	200,000	225,726

		$424,594

General Obligations - Schools – 2.8%
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2029	$2,805,000	$1,154,454
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2031	350,000	126,151
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2032	355,000	120,047
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2033	715,000	226,040
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2018	1,000,000	839,630
Los Angeles, CA, Unified School District, “D”, 5%, 2034	210,000	221,164
Placer, CA, Unified School District, Capital Appreciation, “A”, FGIC, 0%, 2019	1,700,000	1,170,722
San Jacinto, TX, Community College District, 5.125%, 2038	550,000	585,503

		$4,443,711

Healthcare Revenue - Hospitals – 36.9%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$560,000	$601,737
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	565,000	447,695
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	835,000	633,473
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	220,000	233,156
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	125,000	133,919
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	1,000,000	1,007,940
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5.75%, 2040	55,000	56,280
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,545,000	1,637,654
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “L”, ASSD GTY, 5.25%, 2041	1,130,000	1,177,923
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	375,000	315,184
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	745,000	774,167
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	75,000	78,971
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	835,000	875,047
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	1,000,000	1,212,800

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	$90,000	$92,394
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	290,000	296,470
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	250,000	255,513
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	750,000	529,905
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	120,000	107,087
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	235,000	272,064
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,365,913
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047 (f)	2,300,000	2,373,807
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	525,000	436,275
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	620,000	725,673
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	615,000	661,519
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	145,000	150,639
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,255,000	2,257,075
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,220,000	1,220,451
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	575,000	594,705
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,455,000	1,472,940
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	535,000	540,794
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	375,000	418,845
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	125,000	138,960
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	735,000	789,824
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	565,000	570,204
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,125,000	1,078,729
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,685,000	1,809,741
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	420,000	426,968
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	80,000	76,694
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	71,005
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	945,000	1,107,446
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	150,000	155,007
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	502,710
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	605,000	554,604

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Mississippi Hospital Equipment & Facilities Authority Rev. (South Central Regional Medical Center), 5.25%, 2026	$400,000	$393,528
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	155,000	151,015
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	770,632
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	745,000	781,609
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	350,000	389,106
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	50,000	50,941
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	800,000	735,472
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	1,130,000	1,198,546
New Jersey Health Care Facilities, Financing Authority Rev. (Robert Wood Johnson University Hospital), 5%, 2031	40,000	41,139
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	711,837
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	365,000	350,291
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	245,000	279,491
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	150,000	168,167
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	195,000	171,374
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	115,000	103,430
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	305,000	259,857
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	1,915,000	1,916,436
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,405,000	1,589,828
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	200,000	223,692
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,280,000	1,411,251
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	1,615,000	1,504,259
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	840,000	973,333
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	660,000	801,392
Salida, CO, Hospital District Rev., 5.25%, 2036	944,000	798,728
Scottsdale, AZ, Industrial Development Authority Hospital Rev. (Scottsdale Healthcare), “C”, ASSD GTY, 5%, 2035	75,000	77,019
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	120,000	121,404
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2012 (c)	380,000	420,896
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	1,370,000	1,401,181
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	500,000	512,630
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	175,000	183,717
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	100,000	104,929
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	225,000	226,044
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	887,980

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	$345,000	$350,168
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	225,000	215,172
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046	475,000	408,500
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center), “A”, 5.75%, 2029	2,000,000	2,011,060
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	290,000	283,664
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	235,000	230,215
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	560,000	616,543
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	525,000	542,913
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	1,000,000	1,014,380
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	865,000	817,693
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	500,000	501,335

		$57,942,704

Healthcare Revenue - Long Term Care – 23.4%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 6%, 2037	$120,000	$124,007
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	1,000,000	864,340
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	500,000	456,830
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	255,000	254,987
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,000,000	1,003,920
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	120,000	107,676
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	130,529
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	925,000	957,329
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	750,000	861,878
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,495,000	1,365,996
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	468,456
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2011 (c)	455,000	497,028
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,400,000	1,225,406
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	150,000	153,678
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	400,000	370,072
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	890,000	932,133
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	750,000	697,658
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	85,000	91,801
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	420,000	447,741

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	$105,000	$122,820
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	180,000	208,328
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	609,575
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	250,000	199,748
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	645,000	635,286
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	775,000	709,916
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	1,050,000	1,095,119
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	1,120,000	1,031,867
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	1,099,550
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	688,228
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	150,000	138,197
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	835,000	911,294
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	465,000	440,002
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,248,868
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	565,000	363,917
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	690,000	698,556
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 8%, 2029	546,000	550,357
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	895,000	801,490
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,170,000	1,081,139
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	240,000	182,045
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	60,000	43,933
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	300,000	300,102
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	101,139
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	100,000	106,917
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	150,000	160,067
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	600,000	564,294
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 8.5%, 2029	1,116,000	1,126,602
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	219,060
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	750,000	634,643
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	189,705
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	723,669
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	50,000	46,291
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2010 (c)	925,000	948,930

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	$140,000	$128,974
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,740,000	1,367,240
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	465,000	463,907
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	450,000	451,085
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	365,000	291,602
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	335,000	243,455
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	300,000	244,440
St. John’s County, FL, Industrial Development Authority Rev. (Glenmoor Project), “A”, 5.25%, 2026	500,000	419,320
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	780,000	805,834
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	65,000	66,622
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	240,000	212,198
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	525,000	534,991
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	980,000	997,464
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	110,000	114,529
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	165,000	171,778
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 8.5%, 2029	1,186,000	1,195,820

		$36,702,378

Healthcare Revenue - Other – 0.6%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$800,000	$919,656

Industrial Revenue - Airlines – 4.7%
Alliance Airport Authority, Inc., TX (American Airlines, Inc.), 5.25%, 2029	$1,015,000	$751,049
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	1,335,000	1,068,427
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	255,000	286,865
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	190,000	204,765
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,000,000	770,560
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	300,000	301,965
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	250,000	251,238
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,170,000	1,128,395
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	750,000	790,373
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	475,000	490,689

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	$1,005,000	$1,057,521
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	200,000	208,854

		$7,310,701

Industrial Revenue - Chemicals – 1.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$593,982
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	825,000	934,577
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	840,000	842,957

		$2,371,516

Industrial Revenue - Environmental Services – 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$270,000	$286,840
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	845,000	856,306
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	500,655
Gulf Coast Waste Disposal Authority, TX (Waste Management, Inc.), “A”, 5.2%, 2028	465,000	473,491

		$2,117,292

Industrial Revenue - Metals – 0.3%
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	$495,000	$526,833

Industrial Revenue - Other – 3.7%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$450,000	$367,407
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (d)	66,932	6,506
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	503,535
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	600,000	592,740
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	261,590
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,250,000	1,204,075
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,269,705
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	375,000	385,609
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	600,000	609,498
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	555,000	554,861

		$5,755,526

Industrial Revenue - Paper – 2.6%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$400,000	$381,816
Brunswick & Glynn County, GA, Development Authority Rev. (Georgia-Pacific LLC), 5.55%, 2026	585,000	549,695
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	1,000,000	1,034,520
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	1,270,000	1,267,181
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	370,000	341,858
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	550,000	550,633

		$4,125,703

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – 1.4%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$640,000	$667,955
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	155,000	165,982
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	100,000	106,644
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	75,000	80,366
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	647,712
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	527,999	1,584
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	40,000	45,876
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	30,000	33,802
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	125,000	141,915
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	365,000	338,187

		$2,230,023

Miscellaneous Revenue - Other – 2.6%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$395,000	$372,540
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	500,000	490,530
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	640,000	564,243
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	1,065,000	1,135,407
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	1,205,000	1,285,819
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	278,826

		$4,127,365

Multi-Family Housing Revenue – 7.2%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$750,000	$750,135
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 4.5%, 2032 (q)	735,000	314,705
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	1,000,000	1,047,870
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	701,805	688,527
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	1,000,000	1,005,590
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	1,388,640	1,119,938
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	355,000	356,115
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	385,000	386,016
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	750,000	609,428
MuniMae TE Bond Subsidiary LLC, 7.75%, 2050 (b)(z)	2,000,000	1,640,040
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	1,250,000	1,248,025
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	546,075	522,479
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), FNMA, 5.5%, 2018	995,000	997,915
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	810,000	695,166

		$11,381,949

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 1.7%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$750,000	$479,333
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	845,000	893,081
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	795,000	839,774
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	385,000	402,460

		$2,614,648

Single Family Housing - Local – 1.8%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$762,502	$766,055
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	2,000,000	2,053,380

		$2,819,435

Single Family Housing - State – 3.2%
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	$1,655,000	$1,781,128
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	855,000	885,472
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	680,000	698,251
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	950,000	966,359
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	260,000	269,628
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	435,000	447,941

		$5,048,779

Solid Waste Revenue – 0.4%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$125,000	$126,545
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	500,000	504,715

		$631,260

State & Agency - Other – 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$100,277

State & Local Agencies – 6.7%
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	$1,000,000	$1,079,040
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,090,000	1,050,335
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	375,000	383,378
Louisiana Military Department Custody Receipts, 5%, 2024	1,500,000	1,584,690
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	1,025,000	1,077,634
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,209,800
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	506,400
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	170,000	182,815
Puerto Rico Public Finance Corp., “E”, 6%, 2026	1,645,000	2,235,571
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	155,000	208,315
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	840,000	952,585

		$10,470,563

Tax - Other – 1.2%
Dallas County, TX, Flood Control District, 7.25%, 2032	$1,000,000	$1,048,070
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	560,000	610,579
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	255,000	291,432

		$1,950,081

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 9.7%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$175,000	$177,434
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	455,000	484,266
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	345,000	270,159
Celebration Community Development District, FL, “A”, 6.4%, 2034	920,000	937,278
Channing Park Community Development District, FL, 5.3%, 2038	540,000	426,168
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	443,498
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	199,678
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	140,000	133,179
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	120,000	54,401
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	700,000	319,221
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	395,000	336,177
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037	470,000	291,043
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	220,000	134,807
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	750,000	757,080
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.9%, 2013 (c)	445,000	522,167
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	500,000	439,400
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	795,000	550,156
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	400,660
Oakmont Grove Community Development District, FL, “A”, 5.4%, 2038 (d)	500,000	185,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	165,000	162,898
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	299,361
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,964,000	1,720,955
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 2019	1,910,000	1,262,090
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 2022	1,910,000	1,031,858
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (d)	1,200,000	384,000
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	260,000	160,454
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	290,000	130,500
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	760,000	563,244
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	235,000	153,330
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	749,000	566,911
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	720,000	360,058
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	425,000	363,923
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	1,210,000	459,800
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	765,000	576,588

		$15,257,742

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 7.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$2,605,000	$2,119,350
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	635,000	487,890
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	3,030,000	2,199,356
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,330,000	1,474,970
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	560,000	441,386
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	2,310,000	123,978
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	2,090,000	1,584,513
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	795,000	543,454
Rhode Island Tobacco Settlement Authority, 6%, 2023	1,820,000	1,840,784
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	1,020,000	684,491
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	250,000	252,175

		$11,752,347

Toll Roads – 3.4%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,850,000	$1,967,364
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	1,500,000	998,190
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	1,830,000	1,502,357
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	780,000	850,489

		$5,318,400

Universities - Colleges – 8.9%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$685,000	$725,682
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,650,000	1,827,128
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	106,744
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,500,000	1,751,235
Grand Valley, MI, State University Rev., 5.5%, 2027	175,000	191,186
Grand Valley, MI, State University Rev., 5.625%, 2029	85,000	92,707
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	330,000	328,106
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	135,000	122,017
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	590,000	630,822
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	195,000	209,065
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5.75%, 2030	100,000	102,211
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 6%, 2039	115,000	118,573
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	315,000	362,685
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	920,000	1,002,561
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	835,000	871,890
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	1,680,000	1,777,591
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	2,370,000	2,576,261
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	370,000	424,027
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	275,000	304,035
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	100,000	110,222

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	$355,000	$381,178

		$14,015,926

Universities - Dormitories – 0.7%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,015,000	$858,213
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	100,000	102,375
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	145,000	148,993

		$1,109,581

Universities - Secondary Schools – 2.3%
California Statewide Communities Development Authority Rev., COP (Crossroads Schools for the Arts & Sciences), 6%, 2028	$1,105,000	$1,108,437
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	320,000	330,659
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	200,000	208,268
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	225,000	159,255
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	250,000	265,098
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	695,000	582,514
Massachusetts Industrial Finance Agency (Cambridge Friends School), 5.8%, 2028	1,000,000	935,410

		$3,589,641

Utilities - Cogeneration – 0.7%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	$645,000	$650,786
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	500,313

		$1,151,099

Utilities - Investor Owned – 10.4%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	$180,000	$172,800
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	645,000	321,784
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	60,000	40,193
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	2,575,000	2,583,678
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	310,000	353,003
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	1,250,000	1,249,950
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	625,000	651,744
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	950,000	1,052,553
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	1,005,000	1,101,078
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	105,000	114,478
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP - Texas Central Co.), 5.125%, 2030 (b)	1,500,000	1,539,390
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	2,005,900
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	252,978

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Ohio Air Quality Development Authority Rev. (Columbus Southern Power Co.), “B”, 5.8%, 2038	$275,000	$294,679
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	665,000	735,503
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	260,000	286,642
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	765,000	866,408
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,295,000	1,328,450
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	240,000	108,355
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	205,000	196,833
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	690,000	752,204
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	270,000	271,050

		$16,279,653

Utilities - Other – 4.1%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$188,475
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	650,000	755,417
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	430,000	439,396
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	425,000	437,482
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	290,000	319,122
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	35,000	40,148
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	2,185,000	2,272,029
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	550,000	570,845
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	730,000	755,762
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	75,000	77,405
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	215,000	219,917
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	310,000	310,936

		$6,386,934

Water & Sewer Utility Revenue – 3.6%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$465,000	$558,646
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	755,000	814,064
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	160,000	172,178
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	645,000	793,627
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	1,125,000	1,150,695
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 2018 (c)	250,000	296,318
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	1,010,000	1,053,339
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	766,960

		$5,605,827

Total Municipal Bonds		$251,507,663

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	304	$304

Total Investments		$251,507,967

Other Assets, Less Liabilities – 2.0%		3,083,911
Preferred shares (Issued by the Fund) – (62.1)%		(97,500,000)

Net assets applicable to common shares – 100.0%		$157,091,878

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,701,724 representing 1.7% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 7.75%, 2050	5/30/00	$2,000,000	$1,640,040
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	551,611	522,479

Total Restricted Securities			$2,162,519
% of Net Assets Applicable to Common Shares			1.4%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Income Municipal Trust

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$251,507,663	$—	$251,507,663
Mutual Funds	304	—	—	304

Total Investments	$304	$251,507,663	$—	$251,507,967

Other Financial Instruments
Futures	$(95,332)	$—	$—	$(95,332)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$248,567,275

Gross unrealized appreciation	$17,177,027
Gross unrealized depreciation	(14,236,335)

Net unrealized appreciation (depreciation)	$2,940,692

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS High Income Municipal Trust

Supplemental Information (Unaudited) 8/31/10 - continued

(3) Derivative Contracts at 8/31/10

Futures Contracts Outstanding at 8/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	276	$34,672,500	December-2010	$(68,340)
U.S. Treasury Bond 30 yr (Short)	USD	66	8,912,063	December-2010	(26,992)

					$(95,332)

At August 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,407,072	33,943,751	(35,350,519)	304

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,513	$304

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 18, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 18, 2010

*	Print name and title of each signing officer under his or her signature.